Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	561,199,707
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	2,956,988,819
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	6,774,855
Director plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	375,293
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	488,214,122
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	65,835,437